RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances And Transactions
Schedule of related party transactions

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Salaries and Benefits	867	1,187	1,572
Stock-based compensation	589	1,345	869
	1,456	2,532	2,441